UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Municipal bond

Objective

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential National Muni Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.88%; Class B, 1.08%; Class C, 1.58%; Class Z, 0.58%. Net operating expenses: Class A, 0.83%; Class B, 1.08%; Class C, 1.58%; Class Z, 0.58%, after contractual reduction through 12/31/2012 for Class A.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years
Class A	6.36%	12.99%	24.42%	56.30%
Class B	6.28	12.76	22.96	52.55
Class C	5.95	12.13	21.06	48.35
Class Z	6.49	13.28	26.00	60.27
Barclays Capital Municipal Bond Index	5.67	12.42	30.73	67.94
Lipper General Municipal Debt Funds Avg.	6.97	13.67	22.91	53.87

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years
Class A		8.21%	3.56%	4.29%
Class B		7.49	3.99	4.46
Class C		10.85	3.83	4.17
Class Z		13.00	4.67	4.98
Barclays Capital Municipal Bond Index		12.07	5.42	5.46
Lipper General Municipal Debt Funds Avg.		13.38	4.13	4.53

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of

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0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General Municipal Debt Funds Average

The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/29/12
Massachusetts St., GO, Ser. B, A.G.C., 5.25%, 09/01/24	1.4%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL 5.00%, 11/15/25	1.3
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.50%, 07/01/17	1.1
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion, Ser. A, NATL, 5.25%, 06/15/42	1.1
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C, A.M.B.A.C., A.M.T., 6.20%, 11/01/29	1.0

Issues are subject to change.

Distributions and Yields as of 2/29/12
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			33%	35%
Class A	$0.29	2.44%	3.64%	3.75%
Class B	0.28	2.28	3.40	3.51
Class C	0.24	1.79	2.67	2.75
Class Z	0.31	2.79	4.16	4.29

* Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/29/12
Aaa	3.9%
Aa	42.9
A	35.2
Baa	11.6
Ba	0.9
B	2.1
Caa	0.2
Less than Caa	0.1
Not Rated	2.3
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,063.60	0.83%	$4.26
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

Class B	Actual	$1,000.00	$1,062.80	1.08%	$5.54
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

Class C	Actual	$1,000.00	$1,059.50	1.58%	$8.09
	Hypothetical	$1,000.00	$1,017.01	1.58%	$7.92

Class Z	Actual	$1,000.00	$1,064.90	0.58%	$2.98
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2012 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.0%

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$2,000	$2,194,820

Arizona 2.5%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	AA-(b)	5.500	01/01/38	2,500	2,686,675
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250	10/01/28	2,000	2,268,480
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000	07/01/39	5,000	5,505,300
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000	01/01/39	5,000	5,474,700
Salt Verde Fin. Corp., Sr. Gas Rev.	A3	5.000	12/01/32	1,325	1,333,427
Sr. Gas Rev.	A3	5.000	12/01/37	2,000	1,999,840
Tucson Cnty., GO, Ser. A	Aa2	7.375	07/01/12	1,100	1,125,872

					20,394,294

California 10.4%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000	09/01/24	5,500	6,884,240
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000	09/01/16	6,690	7,579,101
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100	06/01/28	1,250	1,070,213
California Health Facs. Fin. Auth. Rev., Rfdg., Children’s Hosp., Ser. A	A(b)	5.250	11/01/41	2,000	2,173,680
Scripps Health, Ser. A	Aa3	5.000	11/15/36	1,000	1,064,370
Stanford Hosp., Ser. B	Aa3	5.000	11/15/36	3,000	3,218,670
Sutter Health, Ser. D	Aa3	5.250	08/15/31	1,000	1,142,500
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250	02/01/38	3,000	3,163,530

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	$1,250	$1,299,075
California St., GO, F.G.I.C., T.C.R.S.	A1	4.750	09/01/23	1,500	1,523,445
Var. Purp.	A1	5.000	10/01/29	2,000	2,201,160
Var. Purp.	A1	5.000	09/01/41	2,250	2,400,773
Var. Purp.	A1	5.000	10/01/41	1,250	1,334,325
Var. Purp.	A1	5.250	11/01/40	1,250	1,361,562
Var. Purp.	A1	5.500	11/01/39	1,000	1,111,460
Var. Purp.	A1	6.000	03/01/33	1,500	1,795,725
Var. Purp.	A1	6.000	04/01/38	3,500	4,054,505
Var. Purp.	A1	6.000	11/01/39	2,000	2,333,760
California St. Univ. Rev., Ser. A	Aa2	5.000	11/01/37	1,250	1,366,162
California Statewide Cmntys. Dev. Auth. Rev., Cottage Health	A+(b)	5.000	11/01/40	1,600	1,672,016
Sutter Health, Ser. A	Aa3	6.000	08/15/42	3,000	3,466,650
Trinity Health., Rfdg.	Aa2	5.000	12/01/41	3,000	3,235,140
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL	Aa3	3.900(c)	10/01/21	60	41,566
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	Aaa	5.000	08/01/40	1,250	1,384,537
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,000	764,270
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)	B3	7.780(c)	06/01/37	5,000	3,486,150
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.600% on 06/01/10)	A2	4.600	06/01/23	2,000	2,038,740
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,002,600
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa1	5.500	11/15/37	1,500	1,642,365

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
M-S-R Energy Auth., Gas Rev., Ser A	A-(b)	6.500%	11/01/39	$2,000	$2,464,240
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A+(b)	5.880(c)	08/01/25	2,000	928,780
San Diego Commn. College Dist., GO, Election 2006	Aa1	5.000	08/01/41	1,500	1,681,785
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Rfdg., Second Ser., Ser. F, A.M.T.	A1	5.000	05/01/28	1,635	1,796,293
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa2	7.160(c)	01/15/36	21,000	3,914,820
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa2	7.250	08/01/14	2,000	2,231,540
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,143,230
University Calif. Rev., Ser. O	Aa1	5.750	05/15/34	750	876,982
Ser. Q	Aa1	5.000	05/15/34	1,000	1,095,200
Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250	05/15/30	850	857,174
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500	08/01/33	2,000	2,324,480

					85,126,814

Colorado 2.6%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa2	5.000	02/01/41	3,000	3,172,380
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, A.M.T., Rfdg.	A1	5.250	11/15/22	1,000	1,169,820
Ser. A, NATL	A1	5.000	11/15/25	10,000	10,965,700
Ser. B, A.M.T., NATL	A1	5.000	11/15/15	2,500	2,823,625

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Colorado (cont’d.)
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	$1,500	$1,738,305
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375	06/01/32	1,000	1,186,010

					21,055,840

Connecticut 0.5%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A2	4.375	09/01/28	1,000	1,052,450
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Hlthcare., Ser. A	A2	5.000	07/01/41	1,250	1,309,787
Western Conn. Hlth., Ser. M	A(b)	5.375	07/01/41	1,250	1,361,413

					3,723,650

District of Columbia 2.7%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000	06/01/28	5,000	5,572,300
District of Columbia Rev., Assoc. Amer. Med. College, Ser. B	A+(b)	5.000	10/01/41	2,500	2,636,225
Brookings Inst.	Aa3	5.750	10/01/39	5,000	5,620,550
Gallaudet Univ.	A2	5.500	04/01/34	600	676,770
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500	10/01/39	2,000	2,259,860
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.000	10/01/25	3,000	3,354,840
Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,098,450
Ser. C, A.M.T.	Aa3	5.000	10/01/27	1,000	1,114,360

					22,333,355

Florida 7.1%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	05/01/18	335	320,304

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%	06/01/16	$1,500	$1,745,475
High Risk Sr. Secd., Ser. A-1	A2	5.250	06/01/17	1,000	1,147,030
Sr. Secd. Coastal, Ser. A-1	A2	5.000	06/01/19	1,250	1,419,975
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125	06/01/14	485	521,613
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000	07/01/23	5,185	5,987,949
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000	10/01/23	2,240	2,428,317
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(e)	NR	5.550	05/01/36	205	123,719
Highlands Cnty. Health Facs. Auth. Rev., Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(d)	Aa3	5.000	11/15/25	205	237,890
Adventist Health, Unrefunded Bal., Ser. B	Aa3	5.000	11/15/25	1,410	1,512,888
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000	11/15/37	2,440	2,783,479
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	A1	5.500	10/01/15	1,000	1,066,150
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	Aa3	5.500	10/01/24	2,665	2,936,910
Ser. B	A2	5.000	10/01/41	2,500	2,665,150
Ser. C, A.M.T., A.G.C.	Aa3	5.250	10/01/26	5,000	5,308,250
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250	10/01/22	5,000	6,249,450
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750	10/01/43	1,500	1,603,620

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250%	10/01/39	$5,000	$5,561,550
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/22	3,065	3,271,642
Ser. A, A.M.T., NATL	A2	5.000	10/01/23	2,350	2,492,246
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A2	5.250	10/01/34	750	786,720
South Lake Hosp., Inc., Ser. A	Baa2	6.250	04/01/39	2,500	2,684,475
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa2	5.000	08/15/27	3,750	4,040,887
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000	03/01/35	1,000	1,016,670

					57,912,359

Georgia 2.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625	01/01/33	2,000	2,304,980
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000	01/01/30	3,250	3,959,605
Atlanta Arpt. Rev., Rfdg., Gen., Ser. B, A.M.T.	A1	5.000	01/01/30	500	533,820
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500	01/01/33	750	809,235
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750	07/01/16	500	577,075
Fulton Cnty. Sch. Dist., GO	Aa1	6.375	05/01/17	750	950,273
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500	07/01/41	1,500	1,644,780
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 01/01/13)(d)	Aa3	5.500	01/01/21	3,185	3,326,127

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Georgia (cont’d.)
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	$5,000	$5,632,900

					19,738,795

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000	07/01/25	500	511,000

Hawaii 1.2%
Hawaii Pac. Health Spl. Purp. Rev., Ser. A	A3	5.500	07/01/40	1,000	1,047,570
Ser. B	A3	5.750	07/01/40	500	536,195
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200	11/01/29	8,000	8,002,080

					9,585,845

Idaho 0.1%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250	12/01/33	1,000	1,180,590

Illinois 9.8%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa3	5.000	12/01/31	2,500	2,719,575
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A1	5.250	01/01/26	6,000	6,463,260
Ser. B, Rfdg., NATL	A1	5.250	01/01/15	1,000	1,107,650
Ser. B-1, X.L.C.A.	A1	5.250	01/01/34	1,975	2,015,073
Ser. C	A1	6.500	01/01/41	1,000	1,203,540
Chicago Rfdg. Proj., GO, Ser. A	Aa3	5.000	01/01/40	2,000	2,124,600
Ser. A, A.G.C.	Aa3	5.000	01/01/29	5,000	5,364,650
Chicago Sales Tax Rev, Ser. A	Aa2	5.000	01/01/41	1,250	1,375,350
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250	12/01/40	1,000	1,110,330

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	Aa2	5.375%	04/01/44	$2,000	$2,142,720
Central DuPage Health, Ser. 09	AA(b)	5.250	11/01/39	2,000	2,143,180
Central DuPage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,635,915
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(d)	NR	5.250	08/15/34	5,000	5,580,600
Northwestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,000	1,148,040
Provena Health, Ser. A	Baa1	6.000	05/01/28	1,500	1,681,725
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000	05/01/30	4,000	4,079,800
Univ. of Chicago, Ser. B	Aa1	6.250	07/01/38	5,000	5,912,450
Illinois St., GO, Rfdg., A.G.C.	Aa3	5.000	01/01/23	3,000	3,349,590
Ser. 1st, A.G.C.	Aa3	5.250	04/01/22	2,500	2,507,550
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	AAA(b)	5.000	06/15/20	2,000	2,441,040
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500	01/01/33	2,000	2,190,680
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000	01/01/24	5,000	5,613,200
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, C.A.B.S.	A3	5.110(c)	12/15/34	10,000	3,165,800
Ser. A, NATL	A3	5.250	06/15/42	8,500	8,675,695
Ser. A, NATL, C.A.B.S.	A3	5.330(c)	06/15/37	7,500	1,982,475
Railsplitter Tobacco Settlement Auth. Rev. Ser. 2010	A-(b)	6.000	06/01/28	2,250	2,517,480

					80,251,968

Indiana 0.3%
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,148,050
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,124,740

					2,272,790

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Kansas 1.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750%	11/15/38	$1,000	$1,142,140
Kansas St. Dev. Fin. Auth. Rev., KU. Health Sys. Ser. H	A+(b)	5.125	03/01/39	500	520,130
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700	12/01/27	625	661,250
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	06/01/27	585	619,497
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	620	655,892
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650	09/01/19	5,000	5,756,000

					9,354,909

Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Health Sys., Ser. A	Baa2	6.375	06/01/40	3,500	3,925,005
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	551,985
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	09/01/39	500	527,350

					5,004,340

Louisiana 1.5%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375	04/01/31	1,000	1,120,440
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	07/01/39	1,000	1,154,090
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750	06/01/26	2,000	2,398,740
New Orleans, GO, Rfdg., NATL	A3	5.250	12/01/22	3,540	3,789,004

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Louisiana (cont’d.)
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500%	05/15/30	$2,475	$2,503,685
Ser. 2001B	A3	5.875	05/15/39	1,000	1,007,850

					11,973,809

Maryland 0.7%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A- (b)	5.000	07/01/40	2,000	2,090,000
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Lifebridge Health	A2	6.000	07/01/41	400	456,116
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	615,942
Montgomery Cnty. Med. Rev., Trinity Health, Rfdg.	Aa2	5.000	12/01/40	2,000	2,195,720
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C.(d)	Aa3	6.500	09/01/12	220	226,642

					5,584,420

Massachusetts 5.2%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	05/15/15	590	592,897
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250	07/01/34	2,000	2,241,980
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500	07/01/27	1,325	1,776,467
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500	01/01/23	855	929,129
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Healthcare	Aa2	5.375	07/01/41	5,000	5,498,000
Massachusetts St., GO, Cons. Ln., Ser. C, A.G.C.	Aa1	5.000	08/01/19	2,000	2,378,340
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.936(f)	05/01/37	5,000	3,953,000
Ser. B, A.G.C.	Aa1	5.250	09/01/24	9,000	11,742,120

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Massachusetts (cont’d.)
Massachusetts St. Health & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	$3,500	$4,262,685
Tufts Univ., Ser. M	Aa2	5.500	02/15/28	3,000	3,950,160
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000	07/01/32	5,000	5,129,100

					42,453,878

Michigan 2.0%
Detroit District St. Aid, GO	Aa3	5.250	11/01/35	500	534,425
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,257,590
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(d)	A2	5.250	07/01/32	5,500	5,865,805
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375	10/15/41	750	840,292
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750	05/15/38	1,000	1,085,030
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	Baa3	6.250	06/01/14	1,000	1,107,810
Okemos Pub. Sch. Dist., GO, C.A.B.S., NATL	Aa3	0.550%(c)	05/01/12	1,100	1,098,977
C.A.B.S., NATL	Aa3	0.930(c)	05/01/13	1,000	989,260
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	08/01/39	2,000	2,202,000
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000	12/01/18	1,500	1,674,660

					16,655,849

Minnesota 0.1%
Tobacco Securitization Auth., Rfdg., Ser. B	A-(b)	5.250	03/01/31	800	870,088

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Nebraska 0.3%
Omaha Pub. Pwr. Dist., Ser. B	Aa1	5.000%	02/01/39	$2,500	$2,813,750

Nevada 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125	07/01/34	3,000	3,218,760

New Hampshire 0.2%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Caa1	10.020(c)	01/01/24	4,740	1,530,546

New Jersey 5.1%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa2	6.800	03/01/21	2,615	3,426,696
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375	08/01/15	1,205	1,299,026
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250	01/01/14	2,200	2,312,640
New Jersey Econ., Dev. Auth. Rev., Cigarette Tax	Baa3	5.500	06/15/24	1,000	1,005,540
Cigarette Tax	Baa3	5.625	06/15/19	685	686,336
Cigarette Tax	Baa3	5.750	06/15/34	1,750	1,812,492
First Mtge. - Keswick Pines	NR	5.750	01/01/24	1,750	1,609,370
Masonic Charity Fdn. Proj.	A-(b)	5.875	06/01/18	250	255,645
Masonic Charity Fdn. Proj.	A-(b)	6.000	06/01/25	1,150	1,175,093
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000	07/01/41	500	584,485
Atlantic City Med. Ctr. (Pre-refunded Date 07/01/12)(d)	A+(b)	6.250	07/01/17	1,740	1,775,948
Holy Name Med. Ctr., Rfdg.	Baa2	5.000	07/01/25	1,625	1,666,665
South Jersey Hosp. (Pre-refunded Date 07/01/12)(d)	A2	6.000	07/01/26	2,565	2,615,813
South Jersey Hosp. (Pre-refunded Date 07/01/12)(d)	A2	6.000	07/01/32	2,000	2,039,620
Virtua Health, A.G.C.	AA-(b)	5.500	07/01/38	2,000	2,182,420

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.500%	12/15/23	$3,000	$3,802,830
Ser. A	A1	5.875	12/15/38	3,000	3,431,250
Ser. B	A1	5.500	06/15/31	1,000	1,173,060
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	4.476(c)	01/01/35	3,000	2,699,040
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400	05/01/13	755	781,093
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/12)(d)	Aaa	6.000	06/01/37	400	405,980
(Pre-refunded Date 06/01/12)(d)	Aaa	6.125	06/01/42	2,000	2,030,540
Ser. 1A	B1	4.500	06/01/23	455	427,718
Ser. 1A	B1	4.625	06/01/26	1,000	878,150
Ser. 1A	B2	5.000	06/01/41	2,500	1,893,350

					41,970,800

New Mexico 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AA+(b)	5.500	07/01/35	940	1,001,843
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,329,550

					2,331,393

New York 10.5%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	750	810,338

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000%	05/01/33	$1,000	$1,179,530
Ser. A	A3	6.250	04/01/33	500	599,705
Ser. A, B.H.A.C.	Aa1	5.500	05/01/33	2,000	2,309,240
Metropolitan Trans. Auth. Rev., Svc. Contract, Ser. B, NATL	Aa3	5.500	07/01/19	5,000	5,075,450
Svc. Contract, Ser. B, NATL	Aa3	5.500	07/01/23	7,285	7,389,685
Ser. D	A2	5.250	11/15/40	2,000	2,205,440
Ser. 2008C	A2	6.500	11/15/28	2,500	3,109,625
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000	08/01/22	2,000	2,098,280
New York City, GO, Ser. E	Aa2	5.000	08/01/17	6,000	7,241,700
Ser. I-1	Aa2	5.250	04/01/28	2,000	2,320,000
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500(f)	01/01/24	1,500	1,591,860
New York City Mun. Wtr. Fin. Auth., Rev., Secd. Gen. Resolution Fiscal 2012, Ser. BB	Aa2	5.000	06/15/44	2,500	2,749,750
Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750	06/15/40	1,000	1,160,970
New York City Trans. Fin. Auth. Bldg. Aid Rev., Fiscal 2009, Ser. S-3	Aa3	5.250	01/15/39	1,500	1,647,630
Sub. Ser. S-1A	Aa3	5.250	07/15/37	3,000	3,390,870
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000	11/01/38	3,000	3,369,030
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000	11/15/44	1,500	1,597,260
4 World Trade Center Proj., Rfdg.	A+(b)	5.750	11/15/51	1,750	1,988,297

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	$1,565	$1,652,906
Mount Sinai Hosp., Ser. A	A2	5.000	07/01/41	1,250	1,306,862
Non. St. Supported Debt Mount Sinai Hosp., Ser. A	Aa2	5.000	07/01/41	1,000	1,098,550
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000	07/01/21	1,685	1,966,429
Non St. Supported Debt North Shore L.I. Jew. Hosp., Ser. A	A3	5.000	05/01/41	1,000	1,061,890
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	07/01/20	2,100	2,572,038
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	07/01/21	2,000	2,463,920
Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250(f)	07/01/29	3,000	3,190,320
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000	06/15/34	2,000	2,165,520
Ser. B	Aaa	5.500	10/15/23	3,750	4,980,300
Ser. E	Aaa	6.500	06/15/14	15	15,080
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000	04/01/14	2,890	3,063,227
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C	A+(b)	5.250	06/01/22	3,200	3,373,216
Ser. C	A+(b)	5.250	12/01/22	3,595	3,789,597
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000	12/01/20	500	527,520
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,000	1,023,090

					86,085,125

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

North Carolina 1.9%
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., A.G.C.	Aa3	6.000%	01/01/19	$500	$577,380
A.M.B.A.C.	Baa1	6.000	01/01/18	1,000	1,228,660
Ser. A (Pre-refunded Date 01/01/22)(d)	Aaa	6.000	01/01/26	650	888,810
Ser. A, E.T.M.(d)	Baa1	6.400	01/01/21	1,000	1,239,370
Ser. A, E.T.M.(d)	Aaa	6.500	01/01/18	2,635	3,460,176
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	01/01/18	1,005	1,261,225
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000	06/01/34	5,285	5,680,107
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(d)	Aaa	5.250	12/01/21	1,000	1,077,930

					15,413,658

North Dakota 0.6%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	A3	4.875	07/01/26	1,000	1,091,470
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200	06/30/13	3,985	4,107,339

					5,198,809

Ohio 3.6%
American Mun. Pwr., Inc., Ser. A	A2	5.000	02/01/13	2,500	2,610,775
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A	B3	6.500	06/01/47	4,250	3,465,025
Ser. A-2	B3	5.125	06/01/24	5,690	4,460,163
Ser. A-2	B3	5.875	06/01/30	2,500	1,934,700
Cleveland Arpt. Sys. Rev., Rfdg., Ser. A	Baa1	5.000	01/01/29	1,000	1,076,410
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(d)	NR	7.625	01/01/22	1,195	1,391,637

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., Health Corp., Ser. A	Aa2	5.000%	11/15/41	$2,000	$2,131,320
Hamilton Cnty. Sales Tax, Ser. B, C.A.B.S.	A1	3.570(c)	12/01/20	2,000	1,471,200
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A3	6.250	12/01/34	400	458,680
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL	Aa1	2.190(c)	12/01/19	1,720	1,454,570
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000	11/15/41	750	876,255
Promedica Healthcare, Ser. A	Aa3	6.500	11/15/37	875	1,062,915
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250	08/01/41	800	845,008
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	500	531,770
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625	06/01/18	500	572,610
Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	931,125
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa2	5.875	06/01/33	500	568,765
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000	12/01/29	2,150	2,498,752
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	750	759,885

					29,101,565

Oklahoma 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,068,700

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Oregon 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	$3,500	$3,977,470

Pennsylvania 6.1%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(b)	5.375	12/01/41	2,700	2,965,221
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, A.G.C.	Aa3	5.625	01/01/26	5,000	5,010,550
Ser. B, A.G.C.	Aa3	5.700	01/01/22	1,000	1,002,520
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(d)	Aa3	5.000	09/01/26	65	69,616
Geisinger Auth. Health. Sys., Ser. A-1	Aa2	5.125	06/01/41	2,000	2,177,340
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(d)	NR	6.000	01/01/43	2,500	2,759,150
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	3,500	3,465,770
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	3,040,740
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000	12/01/34	2,000	2,149,460
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	A1	5.500	07/01/17	9,000	9,234,270
A.M.B.A.C.	A1	5.500	07/01/20	2,750	2,814,983
Philadelphia Arpt. Rev., Rfdg., Ser. A, A.M.T.	A2	5.000	06/15/27	2,500	2,671,500
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(b)	5.250	09/01/31	1,000	813,410

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Auth. Wtr. & Swr. Rev., Ser. A	A1	5.000%	01/01/41	$2,000	$2,152,200
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125	07/15/38	1,500	1,721,475
Philadelphia Hosp. & higher Edu. Facs. Auth. Childrens Hosp. of PA, Proj., Ser. C	Aa2	5.000	07/01/41	1,000	1,074,010
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa2	6.500	09/01/13	1,375	1,436,380
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(d)	BBB(b)	6.500	09/01/13	1,375	1,450,144
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(d)	NR	0.230(c)	11/01/12	1,035	1,033,375
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp. (Pre-refunded Date 06/01/12)(d)	Baa1	6.250	06/01/22	2,400	2,461,392

					49,503,506

Puerto Rico 3.2%
Puerto Rico Comnwlth., GO	Baa1	6.000	07/01/39	800	879,488
Puerto Rico Comnwlth., Acqueduct & Swr. Auth. Rev., Sr. Lien, Rfdg., Ser. A	Baa2	5.750	07/01/37	1,260	1,341,761
Ser. A	Baa2	6.000	07/01/47	1,050	1,130,367
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	A3	5.500	07/01/28	2,500	2,833,575
Ser. G, F.G.I.C. (Pre-refunded Date 07/01/13)(d)	Baa1	5.250	07/01/18	2,250	2,399,333
Ser. J (Pre-refunded Date 07/01/14)(d)	Baa1	5.500	07/01/23	1,320	1,473,925
Ser. K	Baa1	5.000	07/01/14	2,000	2,139,220

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 29, 2012(Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250%	07/01/40	$2,000	$2,098,960
Puerto Rico Mun. Fin. Agcy., GO	Baa1	5.000	08/01/12	1,000	1,017,060
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa1	6.750	07/01/36	1,000	1,168,490
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.000	08/01/43	750	796,867
First Sub., Ser. A	A1	5.500	08/01/42	1,750	1,904,368
First Sub., Ser. A	A1	5.750	08/01/37	1,600	1,788,016
First Sub., Ser. A	A1	6.000	08/01/42	2,800	3,173,744
First Sub., Ser. A-1	A1	5.250	08/01/43	750	811,950
Ser. C	Aa2	5.250	08/01/40	750	832,920

					25,790,044

Rhode Island 0.3%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000	05/15/39	2,000	2,380,220

South Carolina 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	AA-(b)	5.000	11/01/37	1,500	1,594,230
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 08/01/13)(d)	Baa1	6.875	08/01/27	2,655	2,893,950
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa3	5.500	01/01/38	2,500	2,832,500

					7,320,680

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	A3	6.500	06/01/32	1,000	1,023,950

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Tennessee 0.7%
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	Baa2	5.140%(c)	01/01/35	$1,000	$318,130
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750	07/01/25	1,000	1,146,660
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000	02/01/18	2,000	2,143,120
Ser. C	Baa3	5.000	02/01/22	1,000	1,066,510
Ser. C	Baa3	5.000	02/01/25	1,000	1,050,860

					5,725,280

Texas 6.2%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	5,164,537
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125	11/15/29	2,000	2,328,240
Brazos River Auth. Poll. Ctl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400(f)	10/01/29	1,000	398,000
TXU Rmkt., A.M.T.	Ca	5.400	05/01/29	1,500	180,060
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	6.000	01/01/41	1,000	1,072,880
Dallas-Fort Worth Int’l. Arpt. Rev., Rfdg., JT-Ser. B	A1	5.000	11/01/35	2,000	2,178,880
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,500	1,671,930
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000	02/01/23	750	814,485
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000	11/01/36	3,000	3,379,530

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., E.T.M.(d)	Aaa	7.200%	07/01/13	$1,145	$1,215,108
Rfdg., Sub Lien, Ser. A, A.M.T.	A(b)	5.000	07/01/25	250	275,663
Sr. Lien, Rfdg., Ser. A	Aa3	5.500	07/01/39	1,000	1,099,050
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250	11/15/33	1,510	1,738,282
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs., Rfdg.	A1	5.750	05/15/28	3,205	3,532,679
Rfdg., B.H.A.C.	Aa1	5.250	05/15/28	2,000	2,283,600
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000	01/01/38	1,000	1,142,010
First Tier, Rfdg., Ser. A	A2	5.750	01/01/40	1,500	1,628,895
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,692,450
Second Tier, Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,693,275
Spl. Projs. Sys., Ser. A	AA(b)	5.500	09/01/41	1,000	1,150,930
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	130,020
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000	02/01/21	5,000	5,713,800
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000	06/30/40	2,500	2,842,700
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB+(b)	5.000	08/15/30	1,000	1,016,690
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,244,883
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250	12/01/23	2,500	3,077,050

					50,665,627

Utah 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	07/01/17	5,000	5,961,100

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Utah (cont’d.)
Riverton Hosp. Rev., I.H.C. Health Svcs., Inc.	Aa1	5.000%	08/15/41	$1,500	$1,610,925

					7,572,025

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,565,595

Virginia 0.9%
Richmond Met. Auth. Expy. Rev., Rfdg., E.T.M., F.G.I.C., NATL(d)	BBB(b)	5.250	07/15/17	3,070	3,513,952
Unrefunded Bal., F.G.I.C., NATL	BBB(b)	5.250	07/15/17	2,705	2,993,272
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(d)	Aaa	5.625	06/01/37	1,000	1,163,940

					7,671,164

Washington 2.9%
Port of Seattle Wash. Rev., Rfdg., Intermediate Lien, Ser. B, A.M.T.	Aa3	5.000	02/01/24	2,500	2,825,075
X.L.C.A.	Aa3	5.000	02/01/28	3,000	3,291,660
Port of Seattle Rev., Rfdg., Ser. B, A.M.T.	Aa2	5.000	09/01/26	1,115	1,265,659
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750	12/01/35	625	656,500
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	A3	6.500	06/01/26	1,610	1,681,065
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000	06/01/21	2,665	2,944,638
NATL	Aa1	5.000	06/01/22	2,570	2,819,470

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	$1,115	$1,207,868
Providence Health & Svcs., Ser. A	Aa2	5.000	10/01/39	3,500	3,707,445
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(d)	Aa2	5.000	10/01/36	85	101,967
Seattle Childrens Hospital	Aa3	5.625	10/01/38	1,250	1,388,688
Swedish Health Svcs., Ser. A	A2	6.250	11/15/41	1,500	1,708,170

					23,598,205

West Virginia 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875	07/01/20	1,015	1,022,623

Wisconsin 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750	05/01/33	2,000	2,355,280
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(b)	6.000	02/15/25	2,000	2,003,080

					4,358,360

Wyoming 0.3%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	564,595
Laramie Cnty. Hosp. Rev., Cheyenne Regl., Med. Ctr. Proj.	A+(b)	5.000	05/01/42	1,500	1,581,135

					2,145,730

Total long-term investments (cost $743,313,407)					801,232,998

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 1.2%

Kansas 0.3%
Wichita Kans. Hosp. Rev., Var. Facs. Christi Health VIII, Ser. B-1, F.R.D.D.	A-1(b)	0.120%(f)	03/01/12	$2,800	$2,800,000

Mississippi 0.4%
Mississippi Business Fin. Corp., Gulf Opportunity Zone, Indl. Dev. Rev., Var. Chevron USA, Inc., Proj., Ser. C, F.R.D.D.	VMIG1	0.130(f)	03/01/12	1,600	1,600,000
Var. Chevron USA, Inc., Proj., Ser. G, F.R.D.D.	VMIG1	0.130(f)	03/01/12	1,500	1,500,000

					3,100,000

Washington 0.5%
Washington St. Healthcare Facs. Auth. Var., Fred Hutchinson Cancer Resh. Ctr., Ser. C, F.R.D.D.	VMIG1	0.130(f)	03/01/12	3,700	3,700,000

Total short-term investments (cost $9,600,000)					9,600,000

Total Investments 99.2% (cost $752,913,407; Note 5)					810,832,998
Other assets in excess of liabilities(g) 0.8%					6,782,407

Net Assets 100.0%					$817,615,405

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Portfolio of Investments

as of February 29, 2012 continued

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C.—Intermountain Healthcare

L.C.R.A.—Lower Colorado River Authority

NATL—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of February 29, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on February 29, 2012.
(d)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 29, 2012.
(g)	Includes net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at February 29, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Short Positions:
11	10 Year U.S. Treasury Notes	Mar. 2012	$1,431,354	$1,443,922	$(12,568)
23	10 Year U.S. Treasury Notes	Jun. 2012	3,016,125	3,011,922	4,203
73	U.S. Long Bond	Jun. 2012	10,388,980	10,340,906	48,074

					$39,709

(1)	Cash of $314,700 has been segregated to cover requirement for open futures contracts as of February 29, 2012.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$810,832,998	$—
Other Financial Instruments*
Futures Contracts	39,709	—	—

Total	$39,709	$810,832,998	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Portfolio of Investments

as of February 29, 2012 continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2012 were as follows:

Transportation	17.5%
Healthcare	14.7
General Obligation	11.2
Power	9.6
Special Tax/Assessment District	8.4
Education	7.0
Pre-Refunded	6.4
Water & Sewer	5.0
Other Muni	4.3
Lease Backed Certificate of Participation	4.0
Tobacco	3.4
Corporate Backed IDB & PCR	3.2%
Other	1.6
Short-Term Investments	1.2
Solid/Waste Resource Recovery	0.9
Housing	0.4
Tobacco Appropriated	0.4

99.2
Other assets in excess of liabilities	0.8

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker— variation margin	$52,277	*	Due from broker— variation margin	$12,568	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(572,523)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(48,492)

For the six months ended February 29, 2012, the Fund’s average value at trade date for futures long positions was $40,959 and average value at trade date for futures short positions was $18,299,492.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Unaffiliated investments at value (cost $752,913,407)	$810,832,998
Cash	216,199
Deposit with broker	314,700
Interest receivable	9,431,194
Receivable for Fund shares sold	2,294,491
Receivable for investments sold	1,236,659
Due from broker—variation margin	67,667
Prepaid expenses	6,861

Total assets	824,400,769

Liabilities
Payable for investments purchased	2,726,185
Dividends payable	2,448,830
Payable for Fund shares reacquired	840,768
Management fee payable	305,699
Accrued expenses	184,229
Distribution fee payable	179,720
Affiliated transfer agent fee payable	55,221
Deferred directors’ fees	44,712

Total liabilities	6,785,364

Net Assets	$817,615,405

Net assets were comprised of:
Common stock, at par	$534,170
Paid-in capital in excess of par	765,253,626

765,787,796
Undistributed net investment income	603,681
Accumulated net realized loss on investment and financial futures transactions	(6,735,372)
Net unrealized appreciation on investments and financial futures	57,959,300

Net assets, February 29, 2012	$817,615,405

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($737,929,354 ÷ 48,219,549 shares of common stock issued and outstanding)	$15.30
Maximum sales charge (4% of offering price)	0.64

Maximum offering price to public	$15.94

Class B
Net asset value, offering price and redemption price per share ($31,493,312 ÷ 2,052,111 shares of common stock issued and outstanding)	$15.35

Class C
Net asset value, offering price and redemption price per share ($27,894,310 ÷ 1,817,857 shares of common stock issued and outstanding)	$15.34

Class Z
Net asset value, offering price and redemption price per share ($20,298,429 ÷ 1,327,485 shares of common stock issued and outstanding)	$15.29

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	37

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Interest income	$18,997,656

Expenses
Management fee	1,873,617
Distribution fee—Class A	897,471
Distribution fee—Class B	72,873
Distribution fee—Class C	124,246
Transfer agent’s fees and expenses (including affiliated expense of $164,800)	243,000
Custodian’s fees and expenses	64,000
Registration fees	33,000
Reports to shareholders	30,000
Audit fee	16,000
Directors’ fees	14,000
Legal fees and expenses	14,000
Insurance expenses	8,000
Miscellaneous	8,859

Total expenses	3,399,066
Less: Custodian fee credit (Note 1)	(103)

Net expenses	3,398,963

Net investment income	15,598,693

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,429,293
Financial futures transactions	(572,523)

856,770

Net change in unrealized appreciation (depreciation) on:
Investments	32,983,928
Financial futures contracts	(48,492)

32,935,436

Net gain on investments	33,792,206

Net Increase In Net Assets Resulting From Operations	$49,390,899

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$15,598,693	$33,291,235
Net realized gain (loss) on investment and financial futures transactions	856,770	(3,047,210)
Net change in unrealized appreciation (depreciation) on investment and financial futures transactions	32,935,436	(20,598,245)

Net increase in net assets resulting from operations	49,390,899	9,645,780

Dividends (Note 1)
Dividends from net investment income
Class A	(14,205,261)	(30,493,396)
Class B	(540,480)	(1,171,158)
Class C	(398,417)	(797,470)
Class Z	(406,318)	(622,446)

	(15,550,476)	(33,084,470)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	22,715,453	32,182,742
Net asset value of shares issued in reinvestment of dividends	12,368,162	26,565,229
Cost of shares reacquired	(35,460,285)	(121,531,420)

Decrease in net assets from Fund share transactions	(376,670)	(62,783,449)

Total increase (decrease)	33,463,753	(86,222,139)

Net Assets:
Beginning of period	784,151,652	870,373,791

End of period(a)	$817,615,405	$784,151,652

(a) Includes undistributed net investment income of:	$603,681	$555,464

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information

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deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s

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performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .47% of the Fund’s average daily net assets for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 29, 2012, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $118,029 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 29, 2012. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2012, it received $214, $16,568 and $1,514 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2012, aggregated $154,012,345 and $157,752,202, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$751,992,991	$67,809,024	$(8,969,017)	$58,840,007

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $4,746,000 of which $225,000 expires in 2016, $35,000 expires in 2017, $3,328,000 expires in 2018 and $1,158,000 expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses

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incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund elected to treat post-October capital losses of approximately $3,823,000, as having been incurred in the following fiscal year (August 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares or from Class Z to Class A shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended August 31, 2010, the Fund received $8,876 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $5,607 and $3,269, respectively. The per share effect of this amount is disclosed in the financial highlights. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	843,474	$12,631,950
Shares issued in reinvestment of dividends	750,978	11,240,101
Shares reacquired	(2,089,004)	(31,264,651)

Net increase (decrease) in shares outstanding before conversion	(494,552)	(7,392,600)
Shares issued upon conversion from Class B and Class Z	153,400	2,268,835
Shares reacquired upon conversion into Class Z	(36,642)	(540,929)

Net increase (decrease) in shares outstanding	(377,794)	$(5,664,694)

Year ended August 31, 2011:
Shares sold	1,223,341	$17,621,497
Shares issued in reinvestment of dividends	1,695,909	24,427,856
Shares reacquired	(7,251,925)	(103,885,737)

Net increase (decrease) in shares outstanding before conversion	(4,332,675)	(61,836,384)
Shares issued upon conversion from Class B	386,850	5,592,082
Shares reacquired upon conversion into Class Z	(488,724)	(7,039,528)

Net increase (decrease) in shares outstanding	(4,434,549)	$(63,283,830)

Class B
Six months ended February 29, 2012:
Shares sold	245,635	$3,696,239
Shares issued in reinvestment of dividends	29,553	443,585
Shares reacquired	(62,253)	(931,690)

Net increase (decrease) in shares outstanding before conversion	212,935	3,208,134
Shares reacquired upon conversion into Class A	(136,351)	(2,024,927)

Net increase (decrease) in shares outstanding	76,584	$1,183,207

Year ended August 31, 2011:
Shares sold	378,072	$5,494,846
Shares issued in reinvestment of dividends	68,372	987,606
Shares reacquired	(332,790)	(4,766,538)

Net increase (decrease) in shares outstanding before conversion	113,654	1,715,914
Shares reacquired upon conversion into Class A	(385,621)	(5,592,082)

Net increase (decrease) in shares outstanding	(271,967)	$(3,876,168)

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Class C	Shares	Amount
Six months ended February 29, 2012:
Shares sold	300,717	$4,526,906
Shares issued in reinvestment of dividends	21,548	323,520
Shares reacquired	(107,407)	(1,602,712)

Net increase (decrease) in shares outstanding	214,858	$3,247,714

Year ended August 31, 2011:
Shares sold	354,015	$5,147,501
Shares issued in reinvestment of dividends	44,405	641,841
Shares reacquired	(461,834)	(6,663,220)

Net increase (decrease) in shares outstanding	(63,414)	$(873,878)

Class Z
Six months ended February 29, 2012:
Shares sold	124,601	$1,860,358
Shares issued in reinvestment of dividends	24,131	360,956
Shares reacquired	(111,533)	(1,661,232)

Net increase (decrease) in shares outstanding before conversion	37,199	560,082
Shares issued upon conversion from Class A	36,667	540,929
Shares reacquired upon conversion into Class A	(16,604)	(243,908)

Net increase (decrease) in shares outstanding	57,262	$857,103

Year ended August 31, 2011:
Shares sold	270,264	$3,918,898
Shares issued in reinvestment of dividends	35,232	507,926
Shares reacquired	(436,952)	(6,215,925)

Net increase (decrease) in shares outstanding before conversion	(131,456)	(1,789,101)
Shares issued upon conversion from Class A	489,063	7,039,528

Net increase (decrease) in shares outstanding	357,607	$5,250,427

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended February 29, 2012.

Prudential National Muni Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU N0. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight-Month Period Ended August 31,		Year Ended December 31,
	2012		2011	2010		2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.67		$15.04	$14.42		$14.41		$14.64	$15.12		$15.09
Income (loss) from investment operations:
Net investment income	.29		.61	.60		.60		.60	.40		.59
Net realized and unrealized gain (loss) on investment and financial futures transactions	.63		(.38)	.62		.01		(.21)	(.47)		.10
Total from investment operations	.92		.23	1.22		.61		.39	(.07)		.69
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.60)	(.60)		(.60)		(.60)	(.40)		(.59)
Distributions from net realized gains	-		-	-		-		(.02)	(.01)		(.07)
Total dividends and distributions	(.29)		(.60)	(.60)		(.60)		(.62)	(.41)		(.66)
Capital Contributions:	-		-	-	(b)	-		-	-		-
Net asset value, end of period	$15.30		$14.67	$15.04		$14.42		$14.41	$14.64		$15.12
Total Return(c):	6.36%		1.70%	8.65%		4.46%		2.66%	(.47)%		4.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$737,929		$712,894	$797,627		$774,235		$643,186	$693,818		$769,525
Average net assets (000)	$721,921		$730,143	$783,622		$658,247		$670,723	$730,108		$466,577
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.83%	(f)	.84%	.82%		.84%	(e)	.91% (e)	.96%	(e)(f)	.97% (e)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.59%	.57%		.59%	(e)	.66% (e)	.71%	(e)(f)	.72% (e)
Net investment income	3.97%	(f)	4.20%	4.11%		4.38%		4.13%	4.02%	(f)	3.96%
For Class A, B, C, and Z shares:
Portfolio turnover rate	11%	(g)(h)	12% (h)	30%	(h)	37%	(h)	42%	24%	(g)	45%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .82%, .83%, .83% and .87% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(f) Annualized.

(g) Not annualized.

(h) The portfolio turnover rate including variable rate demand notes was 19% for the six months ended February 29, 2012, 27% for the year ended August 31, 2011, 50% for the year ended August 31, 2010 and 61% for the year ended August 31, 2009.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2012		2011	2010	2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.71		$15.08	$14.46	$14.45		$14.68	$15.16		$15.13
Income (loss) from investment operations:
Net investment income	.28		.57	.57	.57		.57	.38		.55
Net realized and unrealized gain (loss) on investment and financial futures transactions	.64		(.37)	.62	-	(b)	(.22)	(.48)		.10
Total from investment operations	.92		.20	1.19	.57		.35	(.10)		.65
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.57)	(.57)	(.56)		(.56)	(.37)		(.55)
Distributions from net realized gains	-		-	-	-		(.02)	(.01)		(.07)
Total dividends and distributions	(.28)		(.57)	(.57)	(.56)		(.58)	(.38)		(.62)
Capital Contributions:	-		-	- (b)	-		-	-		-
Net asset value, end of period	$15.35		$14.71	$15.08	$14.46		$14.45	$14.68		$15.16
Total Return(c):	6.28%		1.45%	8.37%	4.20%		2.41%	(.62)%		4.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,493		$29,062	$33,899	$39,395		$34,787	$46,405		$53,763
Average net assets (000)	$29,309		$29,821	$35,348	$32,332		$40,259	$50,297		$25,361
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.08%	(e)	1.09%	1.07%	1.09%	(d)	1.16% (d)	1.21%	(d)(e)	1.22% (d)
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.59%	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)
Net investment income	3.72%	(e)	3.95%	3.86%	4.12%		3.87%	3.77%	(e)	3.72%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.07%, 1.08%, 1.08% and 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2012		2011	2010	2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.71		$15.08	$14.46	$14.44		$14.68	$15.16		$15.13
Income (loss) from investment operations:
Net investment income	.24		.51	.53	.53		.53	.35		.52
Net realized and unrealized gain (loss) on investment and financial futures transactions	.63		(.37)	.62	.02		(.22)	(.47)		.10
Total from investment operations	.87		.14	1.15	.55		.31	(.12)		.62
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.51)	(.53)	(.53)		(.53)	(.35)		(.52)
Distributions from net realized gains	-		-	-	-		(.02)	(.01)		(.07)
Total dividends and distributions	(.24)		(.51)	(.53)	(.53)		(.55)	(.36)		(.59)
Capital Contributions:	-		-	- (b)	-		-	-		-
Net asset value, end of period	$15.34		$14.71	$15.08	$14.46		$14.44	$14.68		$15.16
Total Return(c):	5.95%		1.03%	8.11%	4.02%		2.08%	(.74)%		4.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,894		$23,578	$25,131	$20,495		$10,912	$11,244		$12,255
Average net assets (000)	$24,986		$22,705	$22,839	$13,974		$11,228	$11,867		$3,884
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.58%	(f)	1.50%	1.32%	1.34%	(e)	1.41% (e)	1.46%	(e)(f)	1.47% (e)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.59%	.57%	.59%	(e)	.66% (e)	.71%	(e)(f)	.72% (e)
Net investment income	3.22%	(f)	3.54%	3.61%	3.88%		3.63%	3.52%	(f)	3.49%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.32%, 1.33%, 1.33% and 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is ..57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(f) Annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	51

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2012		2011	2010	2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.66		$15.03	$14.41	$14.40		$14.63	$15.11		$15.08
Income (loss) from investment operations:
Net investment income	.31		.64	.64	.63		.64	.43		.63
Net realized and unrealized gain (loss) on investment and financial futures transactions	.63		(.37)	.62	.01		(.22)	(.48)		.10
Total from investment operations	.94		.27	1.26	.64		.42	(.05)		.73
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.64)	(.64)	(.63)		(.63)	(.42)		(.63)
Distributions from net realized gains	-		-	-	-		(.02)	(.01)		(.07)
Total dividends and distributions	(.31)		(.64)	(.64)	(.63)		(.65)	(.43)		(.70)
Capital Contributions:	-		-	- (b)	-		-	-		-
Net asset value, end of period	$15.29		$14.66	$15.03	$14.41		$14.40	$14.63		$15.11
Total Return(c):	6.49%		1.94%	8.93%	4.74%		2.91%	(.30)%		4.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,299		$18,618	$13,717	$13,016		$4,540	$4,742		$5,450
Average net assets (000)	$19,411		$14,090	$12,616	$7,357		$4,506	$5,089		$3,139
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58%	(e)	.59%	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.59%	.57%	.59%	(d)	.66% (d)	.71%	(d)(e)	.72% (d)
Net investment income	4.22%	(e)	4.45%	4.36%	4.62%		4.38%	4.27%	(e)	4.13%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.

(b) Less than $.005.

(c) Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .57%, .58%, .58% and .62% and the expense ratio excluding 12b-1 and interest expense and fees is .57%, .58%, .58% and .62% for the year ended August 31, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0223082-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

               Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012